Loss per Share Attributable to Ordinary Equity Holders of the Parent as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Basic Earnings Per Share [Abstract]
Summary of Calculations of Basic and Diluted Loss per Share

The calculations of basic and diluted loss per share are based on:

	2021	2020	2019
	US$’000	US$’000	US$’000
Earnings
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(403,582)	(266,373)	(101,590)

	Number of shares
	2021	2020	2019
Shares
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation	281,703,291	236,305,234	200,000,000